Cover Page	12 Months Ended
Mar. 31, 2022 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Mar. 31, 2022
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity Registrant Name	RENEW ENERGY GLOBAL PLC
Entity Central Index Key	0001848763
Current Fiscal Year End Date	--03-31
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	X0
Entity Address, Address Line One	C/O Vistra (UK) Ltd
Entity Address, Address Line Two	3rd Floor
Entity Address, Address Line Three	11-12 St James’s Square
Entity Address, City or Town	London
Entity Address, Country	GB
Entity Address, Postal Zip Code	SW1Y 4LB, United Kingdom
Entity Shell Company	false
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity File Number	001-40752
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Document Accounting Standard	International Financial Reporting Standards
Auditor Name	S. R. Batliboi & Co. LLP
Auditor Location	Gurugram, India
Auditor Firm ID	1272
Business Contact
Document Information [Line Items]
Contact Personnel Name	C/O ReNew Power
Entity Address, Address Line One	Commercial Block-1, Zone 6
Entity Address, Address Line Two	Golf Course Road
Entity Address, Address Line Three	DLF City Phase V
Entity Address, City or Town	Gurugram
Entity Address, Country	IN
Entity Address, Postal Zip Code	122009
City Area Code	91
Local Phone Number	124 489 6670
Class A Ordinary Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	282,469,171
Trading Symbol	RNW
Title of 12(b) Security	Class A Ordinary Shares, par value $0.0001 per share
Security Exchange Name	NASDAQ
Class B Ordinary Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	1
Class C Ordinary Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	118,363,766
Class D Ordinary Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	1
Deferred shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	1
Redeemable Preference Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	50,000
Warrants
Document Information [Line Items]
Trading Symbol	RNWWW
Title of 12(b) Security	Warrants to purchase Class A Ordinary Shares, $0.0001 per share
Security Exchange Name	NASDAQ